Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Long-Term Debt
Schedule of long-term debt, including the current portion

	March 31, 2012	March 31, 2011
Senior Credit Facility dated October 7, 2010:
Term A Loan due 2015	$370,000	$390,000
Revolving Credit Facility due 2015	—	—
2.75% Convertible Senior Subordinated Notes due 2011	—	300,000
6.75% Senior Subordinated Notes due 2016	400,000	400,000
6.875% Senior Subordinated Notes due 2020	350,000	350,000
3.00% Convertible Senior Subordinated Notes due 2024	199,453	199,453
Principal amount of long-term debt	1,319,453	1,639,453
Less: Unamortized discounts	17,451	29,744
Carrying amount of long-term debt	1,302,002	1,609,709
Less: current portion	30,000	320,000
Carrying amount of long-term debt, excluding current portion	$1,272,002	$1,289,709

Schedule of debt and equity components of convertible notes

March 31, 2012
3.00% due 2024
Carrying amount of the equity component	$56,849
Principal amount of the liability component	199,453
Unamortized discount of liability component	17,451
Net carrying amount of liability component	182,002
Remaining amortization period of discount	149 months
Effective interest rate on liability component	7.000%

	March 31, 2011
	2.75% due 2011	3.00% due 2024	Total
Carrying amount of the equity component	$50,779	$56,849	$107,628
Principal amount of the liability component	300,000	199,453	499,453
Unamortized discount of liability component	5,875	23,869	29,744
Net carrying amount of liability component	294,125	175,584	469,709
Remaining amortization period of discount	6 months	161 months
Effective interest rate on liability component	6.800%	7.000%

Schedule of minimum payments on outstanding long-term debt

Fiscal 2013	$30,000
Fiscal 2014	40,000
Fiscal 2015	239,453
Fiscal 2016	260,000
Fiscal 2017	400,000
Thereafter	350,000
Total	$1,319,453